RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amounts due from related parties	¥ 193,305	$ 29,625	¥ 478,767
Jinshang
Related Party Transactions
Amounts due from related parties	158,655		50,666
Kincheng
Related Party Transactions
Amounts due from related parties	13,505
Beijing Zixuan
Related Party Transactions
Amounts due from related parties	5,608		404,416
Qicaitianxia
Related Party Transactions
Amounts due from related parties	1,004		1,050
Shareholders
Related Party Transactions
Amounts due from related parties	11,100		20,459
Qifutong
Related Party Transactions
Amounts due from related parties	1,000		1,000
Others
Related Party Transactions
Amounts due from related parties	¥ 2,433		¥ 1,176